NATIONWIDE VARIABLE INSURANCE TRUST
Van Kampen NVIT Multi Sector Bond Fund

Supplement dated December 4, 2008 to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective December 31, 2008, the Van Kampen NVIT Multi Sector Bond Fund shall be renamed the “NVIT Multi Sector Bond Fund.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
Lehman Brothers NVIT Core Plus Bond Fund

Supplement dated December 4, 2008 to the Prospectus dated March 24, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective December 31, 2008, the Lehman Brothers NVIT Core Plus Bond Fund shall be renamed the “NVIT Core Plus Bond Fund.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
JP Morgan NVIT Balanced Fund

Supplement dated December 4, 2008 to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 3, 2008, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) unanimously approved a Plan of Reorganization and Liquidation between the JP Morgan NVIT Balanced Fund (the “Balanced Fund”) and the NVIT Investor Destinations Moderate Fund (the “ID Moderate Fund”), each a series of the Trust, whereby the Balanced Fund would be merged into the ID Moderate Fund.

The Board's decision to reorganize the Balanced Fund is subject to approval of the Balanced Fund’s shareholders. In the near future, shareholders of the Balanced Fund will receive a proxy statement/prospectus that contains more information about the merger and the ID Moderate Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Mid Cap Growth Fund

Supplement dated December 4, 2008 to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 3, 2008, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) unanimously approved a Plan of Reorganization between the NVIT Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the NVIT Multi-Manager Mid Cap Growth Fund (the “Multi-Manager Fund”), each a series of the Trust, whereby the Mid Cap Growth Fund would be merged into the Multi-Manager Fund.

The Board's decision to reorganize the Mid Cap Growth Fund is subject to approval of the Mid Cap Growth Fund’s shareholders. In the near future, shareholders of the Mid Cap Growth Fund will receive a proxy statement/prospectus that contains more information about the merger and the Multi-Manager Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund

Supplement dated December 4, 2008 to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 3, 2008, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) considered and approved a proposal to cease offering Class VII shares of the Funds. Effective immediately, no new account requests and purchase orders (including purchases through dividend reinvestment) for Class VII shares will be permitted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Bond Index Fund

Supplement dated December 4, 2008 to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 3, 2008, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) considered and approved a proposal to cease offering Class VII shares of the Fund. Effective immediately, no new account requests and purchase orders (including purchases through dividend reinvestment) for Class VII shares will be permitted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT International Index Fund

Supplement dated December 4, 2008 to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 3, 2008, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) considered and approved a proposal to cease offering Class VII shares of the Fund. Effective immediately, no new account requests and purchase orders (including purchases through dividend reinvestment) for Class VII shares will be permitted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Enhanced Income Fund

Supplement dated December 4, 2008 to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 3, 2008, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) considered and approved a proposal to cease offering Class VII shares of the Fund. Effective immediately, no new account requests and purchase orders (including purchases through dividend reinvestment) for Class VII shares will be permitted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Small Cap Index Fund

Supplement dated December 4, 2008 to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 3, 2008, the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) considered and approved a proposal to cease offering Class VII shares of the Fund. Effective immediately, no new account requests and purchase orders (including purchases through dividend reinvestment) for Class VII shares will be permitted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE